Schedule of Derivative Instruments, Valuation Assumptions (Details) (Warrants [Member])	12 Months Ended
	Dec. 28, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	60.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.09%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	0 years 7 months 13 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		57.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.14%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		0 years 4 months 17 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		83.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.72%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		1 year 2 months 5 days